Premises and equipment	12 Months Ended
Mar. 31, 2022
Premises and equipment
6. Premises and equipment
Premises and equipment at March 31, 2021 and 2022 consist of the following:

	2021	2022

	(in millions of yen)
Land	569,337	571,837
Buildings	737,144	737,440
Equipment and furniture	414,201	373,825
Leasehold improvements	222,296	208,820
Construction in progress	23,441	21,737
Software	1,372,364	1,373,035

Total	3,338,783	3,286,694
Less: Accumulated depreciation and amortization	1,527,325	1,582,627

Premises and equipment—net	1,811,458	1,704,067

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2020, 2021 and 2022 was ¥234,457 million, ¥223,164 million and ¥220,436 million, respectively.
Depreciation and amortization expense related to software was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.
The MHFG Group recognized impairment losses of ¥13,490 million on premises and equipment for the fiscal year ended March 31, 2020, of which ¥6,813 million was recorded in General and administrative expenses and ¥6,677 million was recorded in Occupancy expenses. Such losses included ¥6,774 million of impairment losses related mainly to entity-wide software that is
no longer to be used. In addition, ¥5,587 million of impairment losses were recognized on real estate used mainly for
the entity-wide assets and certain branches in Retail & Business Banking Company. Th
i
s real estate
is
either no longer being used or the carrying amount
is
not recoverable.
The MHFG Group recognized impairment losses of ¥7,101 million on premises and equipment for the fiscal year ended March 31, 2021, of which ¥3,872 million was recorded in General and administrative expenses and ¥3,229 million was recorded in Occupancy expenses. Such losses included ¥3,397 million of impairment losses related mainly to entity-wide software that is
no longer to be used. In addition, ¥2,275 million of impairment losses were recognized on real estate used mainly for
certain branches in Global Corporate Company or Retail & Business Banking Company. Th
i
s real estate
is
either no longer being used or the carrying amount
is
not recoverable.
The MHFG Group recognized impairment losses of ¥13,500 million on premises and equipment for the fiscal year ended March 31, 2022, of which ¥433 million was recorded in General and administrative expenses and ¥13,067 million was recorded in Occupancy expenses. Such losses included ¥12,976 million of impairment losses related mainly to real estate used for the entity-wide assets. Th
i
s real estate is either no longer being used or the carrying amount is
not recoverable.